Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

	As of December 31, 2023	As of March 31, 2023
Software for internal use	9,407,431	7,292,101
Customer contracts - (refer note 19)	2,728,118	682,399
Distribution network - (refer note 19)	802,730	—
Intangible assets under development	344,577	196,174
Intellectual property	110,799	112,176
Trademark	54	55
Total	13,393,709	8,282,905
Less: accumulated depreciation and amortization	(8,654,379)	(5,569,048)
Less: impairment loss	(241,694)	(244,699)
Intangible assets, net	4,497,636	2,469,158

	As of March 31, 2023	As of March 31, 2022
Software for internal use	7,292,101	6,456,377
Customer contracts - (refer note 16)	682,399	743,309
Intangible assets under development	196,174	737,637
Intellectual property	112,176	65,957
Trademark	55	60
Total	8,282,905	8,003,340
Less: accumulated depreciation and amortization	(5,569,048)	(4,251,050)
Less: Impairment loss	(244,699)	—
Intangible assets, net	2,469,158	3,752,290

Schedule of Estimated Amortization of The Company's Intangible Assets for Future Periods

The estimated amortization schedule for the Company’s intangible assets for future periods is set out below:

For Period Ended December 31:	Amount
2024	1,546,500
2025	1,268,848
2026	952,276
2027	385,435

The estimated amortization schedule for the Company’s intangible assets for future periods is set out below:

Particulars	Amount
Year ending March 31, 2024	1,193,105
Year ending March 31, 2025	960,104
Year ending March 31, 2026	61,426
Year ending March 31, 2027	40,048
Year ending March 31, 2028	18,300